UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [x]; Amendment Number:1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mitchell A. Danaher
Title:   Assistant Comptroller
Phone:   (203) 373-3563

13F File Number:  28-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mitchell A. Danaher
Title:    Assistant Comptroller
Phone:    (203) 373-3563

Signature, Place, and Date of Signing:

Mitchell A. Danaher     Fairfield, CT  06431          March 9, 2001
-------------------     -------------  -----          -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      7

Form 13F Information Table Value Total:   148215
                                        (thousands)

List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----


FROM 13F INFORMATION TABLE
                                    TITLE OF             VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER     ----VOTING AUTHORITY----
NAME OF ISSUER                      CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE

Hoover's                            COM      439321100    2266    206045   SH           SOLE                 206045
I-Village                           COM      46588H105   64790   1838009   SH           SOLE                1838009
Lycos                               COM      550818108     531     10594   SH           SOLE                  10594
Mail.com                            CL A     560311102   10350    720000   SH           SOLE                 720000
Net2Phone                           CL A     64108N106   54288   1041500   SH           SOLE                1041500
Star Media                          COM      855546107    8345    227272   SH           SOLE                 227272
Wink                                COM      974168106    7645    175000   SH           SOLE                 175000








